UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-4670

DWS Global/International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 1/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2009 (Unaudited)

DWS Global Bond Fund

		Principal Amount ($) (a)	Value ($)

Bonds 86.2%
Australia 0.4%
St. George Bank Ltd., 6.5%, 6/24/2013 (Cost $697,674)	EUR	450,000	600,536
Austria 1.3%
Republic of Austria, 144A, 4.0%, 9/15/2016 (Cost $2,264,822)	EUR	1,740,000	2,234,268
Canada 1.5%
Government of Canada:
5.0%, 6/1/2014	CAD	1,990,000	1,844,334
Series WL43, 5.75%, 6/1/2029	CAD	590,000	604,531

(Cost $2,442,115)			2,448,865

Colombia 0.2%
Republic of Colombia, 7.375%, 9/18/2037 (Cost $427,965)		390,000	355,875
El Salvador 0.1%
Republic of El Salvador:
REG S, 7.65%, 6/15/2035		260,000	197,600
REG S, 8.25%, 4/10/2032		20,000	15,700

(Cost $277,472)			213,300
France 4.7%
Government of France:
3.5%, 4/25/2015	EUR	2,500,000	3,261,211
4.25%, 10/25/2023	EUR	3,480,000	4,496,072

(Cost $8,242,640)			7,757,283
Germany 11.5%
Federal Republic of Germany:
Series 05, 3.25%, 7/4/2015	EUR	2,280,000	2,979,800
Series 152, 3.5%, 4/12/2013	EUR	2,690,000	3,601,197
Series 07, 4.25%, 7/4/2039	EUR	3,200,000	4,350,942
Series 03, 4.75%, 7/4/2034	EUR	1,580,000	2,228,188
Kreditanstalt Fuer Wiederaufbau, 0.75%, 3/22/2011	JPY	546,000,000	6,036,237

(Cost $18,688,973)			19,196,364
Greece 0.8%
Republic of Greece:
4.3%, 7/20/2017	EUR	715,000	827,141
4.5%, 9/20/2037	EUR	485,000	485,015

(Cost $1,706,343)			1,312,156
Indonesia 0.6%
Republic of Indonesia:
REG S, 6.625%, 2/17/2037		1,380,000	924,600
REG S, 8.5%, 10/12/2035		130,000	96,106

(Cost $1,500,945)			1,020,706
Italy 4.7%
Buoni Poliennali Del Tesoro:
4.0%, 4/15/2012	EUR	1,160,000	1,528,752
4.0%, 2/1/2017	EUR	1,100,000	1,384,412
5.25%, 8/1/2017	EUR	1,060,000	1,444,141
5.75%, 2/1/2033	EUR	1,630,000	2,189,109
6.0%, 5/1/2031	EUR	450,000	621,594
6.5%, 11/1/2027	EUR	460,000	672,390

(Cost $8,889,510)			7,840,398
Japan 23.6%
Government of Japan:
Series 256, 1.4%, 12/20/2013	JPY	642,000,000	7,372,298
Series 297, 1.4%, 12/20/2018	JPY	1,030,000,000	11,614,687
Series 289, 1.5%, 12/20/2017	JPY	847,000,000	9,725,532
Series 64, 1.9%, 9/20/2023	JPY	55,000,000	626,678
Series 13, 2.0%, 12/20/2033	JPY	350,000,000	3,899,211
Series 73, 2.0%, 12/20/2024	JPY	83,000,000	945,684
Series 74, 2.1%, 12/20/2024	JPY	437,000,000	5,045,841

(Cost $33,027,394)			39,229,931

Luxembourg 0.7%
European Investment Bank, 4.875%, 9/7/2016 (Cost $1,444,457)	GBP	750,000	1,146,951
Mexico 0.5%
Mexican Bonds:
Series A, 6.05%, 1/11/2040		140,000	119,350
Series M-10, 7.25%, 12/15/2016	MXN	1,300,000	87,974
8.3%, 8/15/2031		110,000	119,900
Series M-20, 10.0%, 12/5/2024	MXN	1,300,000	107,276
Series M-30, 10.0%, 11/20/2036	MXN	2,780,000	235,271
Pemex Project Funding Master Trust, 6.625%, 6/15/2038		140,000	107,100

(Cost $964,557)			776,871
Netherlands 6.3%
Government of Netherlands:
4.5%, 7/15/2017	EUR	3,570,000	4,775,352
5.0%, 7/15/2011	EUR	3,670,000	5,031,057
KazMunaiGaz Finance Sub BV, Series 1, REG S, 8.375%, 7/2/2013		170,000	136,000
Majapahit Holding BV, REG S, 7.75%, 10/17/2016		350,000	220,185
PACCAR Financial Europe BV, 5.125%, 5/19/2011	EUR	250,000	303,954

(Cost $11,936,350)			10,466,548
Norway 0.4%
DnB NORBank ASA, 4.75%, 3/28/2011	EUR	400,000	519,284
Government of Norway, 5.5%, 5/15/2009	NOK	850,000	123,556

(Cost $651,382)			642,840
Panama 0.1%
Republic of Panama, 6.7%, 1/26/2036 (Cost $113,100)		120,000	108,600
Peru 0.8%
Republic of Peru:
6.55%, 3/14/2037		630,000	560,700
7.35%, 7/21/2025		770,000	773,850

(Cost $1,410,111)			1,334,550
Philippines 0.5%
Republic of Philippines:
8.0%, 1/15/2016		590,000	613,600
8.25%, 1/15/2014		290,000	305,950

(Cost $988,663)			919,550
Portugal 0.3%
Portugal Obrigacoes do Tesouro, 4.35%, 10/16/2017 (Cost $642,971)	EUR	440,000	559,066
Spain 0.4%
Santander International Debt SA, 5.625%, 2/14/2012 (Cost $700,915)	EUR	450,000	594,845
Sweden 0.5%
Government of Sweden, Series 1046, 5.5%, 10/8/2012 (Cost $1,002,429)	SEK	6,000,000	804,086
Ukraine 0.2%
Government of Ukraine, REG S, 6.75%, 11/14/2017 (Cost $590,569)		590,000	257,104
United Kingdom 11.4%
Aviva PLC, 5.7%, 9/29/2049	EUR	450,000	214,939
Barclays Bank PLC, Series 169, 4.25%, 10/27/2011	EUR	150,000	199,618
Lloyds TSB Bank PLC, Series 2, 3.75%, 11/17/2011	EUR	400,000	525,164
Royal Bank of Scotland Group PLC, 5.25%, 5/15/2013	EUR	700,000	878,829
United Kingdom:
4.0%, 9/7/2016	GBP	315,000	471,215
4.25%, 6/7/2032	GBP	860,000	1,190,477

4.25%, 3/7/2036	GBP	927,500	1,293,526
4.5%, 3/7/2013	GBP	5,900,000	9,222,331
4.75%, 12/7/2038	GBP	2,200,000	3,367,737
5.0%, 9/7/2014	GBP	440,000	707,706
5.0%, 3/7/2025	GBP	565,000	871,782

(Cost $21,106,745)			18,943,324
United States 14.4%
BA Credit Card Trust, Series 03A5, 4.15%, 4/19/2010	EUR	900,000	1,123,984
Bank of America Corp., Series L, FDIC Guaranteed, 2.1%, 4/30/2012		1,500,000	1,484,954
Federal Home Loan Mortgage Corp., 4.75%, 11/17/2015		1,500,000	1,652,136
Government National Mortgage Association, 7.0%, with various maturities from 1/15/2029 to 2/15/2029		123,989	131,024
PNC Funding Corp., FDIC Guaranteed, 2.3%, 6/22/2012		2,000,000	1,989,886
The Goldman Sachs Group, Inc., 7.5%, 2/15/2019		1,000,000	988,076
US Treasury Bills:
0.14% *, 6/11/2009 (b)		3,000	2,997
0.17% *, 6/18/2009 (b)		28,000	27,972
0.24% *, 7/9/2009 (b)		27,000	26,964
US Treasury Bonds:
4.75%, 2/15/2037		1,300,000	1,543,140
6.0%, 2/15/2026		1,500,000	1,915,547
6.875%, 8/15/2025		1,000,000	1,391,562
8.125%, 8/15/2019		3,000,000	4,212,186
US Treasury Notes:
3.75%, 11/15/2018 (c)		3,000,000	3,230,640
4.0%, 2/15/2014 (c)		2,000,000	2,221,094
4.0%, 2/15/2015		750,000	832,559
4.25%, 11/15/2014		1,130,000	1,274,251

(Cost $23,826,368)			24,048,972
Venezuela 0.3%
Petroleos de Venezuela SA, 5.25%, 4/12/2017		420,000	161,700
Republic of Venezuela:
5.75%, 2/26/2016		290,000	131,225
REG S, 9.0%, 5/7/2023		90,000	41,400
10.75%, 9/19/2013		356,000	240,300

(Cost $998,732)			574,625

Total Bonds (Cost $144,543,202)			143,387,614
Loan Participations and Assignments 0.2%
Sovereign Loans
Russia
Gaz Capital SA (Gazprom), REG S, 6.51%, 3/7/2022		530,000	328,600
RSHB Capital SA (Russian Agricultural Bank), REG S, 7.75%, 5/29/2018		100,000	64,859

Total Loan Participations and Assignments (Cost $618,870)			393,459

		Shares	Value ($)

Securities Lending Collateral 5.4%
Daily Assets Fund Institutional, 1.25% (d) (e) (Cost $8,904,300)		8,904,300	8,904,300

Cash Equivalents 8.0%
Cash Management QP Trust, 1.12% (d) (Cost $13,293,656)				13,293,656	13,293,656

				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $167,360,028) †				99.8	165,979,029
Other Assets and Liabilities, Net (c)				0.2	351,042

Net Assets				100.0	166,330,071

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $167,772,637. At January 31, 2009, net unrealized depreciation for all securities based on tax cost was $1,793,608. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $8,059,911 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $9,853,519.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	At January 31, 2009, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)

All or a portion of these securities were on loan amounting to $5,451,734. In addition, included in other assets and liabilities, net is a pending sale, amounting to $3,020,688 that is also on loan. The value of all securities loaned at January 31, 2009 amounted to $8,472,422 which is 5.1% of net assets.

(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FDIC; Federal Deposit Insurance Corp.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At January 31, 2009, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

2 Year US Treasury Note	3/31/2009	30	6,557,729	6,528,750	28,979

As of January 31, 2009, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)

GBP	8,581,631	USD	13,387,344	3/18/2009	958,554
JPY	319,631,424	USD	3,574,496	3/18/2009	13,251
USD	79,094	CAD	100,000	5/15/2009	2,457
USD	7,798,748	JPY	700,000,000	5/15/2009	13,321
SEK	23,000,000	USD	2,760,773	5/15/2009	12,560
MXN	6,300,000	USD	442,012	5/15/2009	12,252
Total unrealized appreciation					1,012,395

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)

USD	6,630,173	EUR	4,701,750	3/18/2009	(614,049)
USD	547,669	CHF	625,000	5/15/2009	(7,848)
USD	452,900	AUD	700,000	5/15/2009	(10,832)
USD	499,201	SGD	750,000	5/15/2009	(2,422)
USD	1,038,884	PLN	3,500,000	5/15/2009	(40,734)
USD	1,973,325	EUR	1,500,000	5/15/2009	(54,795)
GBP	1,500,000	USD	2,061,525	5/15/2009	(110,712)
Total unrealized depreciation					(841,392)

Currency Abbreviations
AUD	Australian Dollar		MXN	Mexican Peso
CAD	Canadian Dollar		NOK	Norwegian Krone
CHF	Swizz Franc		PLN	Polish Zloty
EUR	Euro		SEK	Swedish Krona
GBP	British Pound		SGD	Singapore Dollar
JPY	Japanese Yen		USD	United States Dollar

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157,”Fair Value Measurements," establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities	Other Financial Instruments††
Level 1	$ 8,904,300	$ 28,979
Level 2	155,911,129	171,003

Level 3	1,163,600	-
Total	$ 165,979,029	$ 199,982

†† Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining the value at January 31, 2009:

Investments in Securities
Balance as of November 1, 2008	$ 2,055,825
Total realized gain (loss)	(526,172)
Change in unrealized appreciation (depreciation)	641,048
Amortization Premium/Discount	110
Net purchases (sales)	(1,007,211)
Net transfers in (out) of Level 3	-
Balance as of January 31, 2009	$ 1,163,600

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Bond Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Global Bond Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 23, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        March 23, 2009